UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ]adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:        CastleRock Asset Management, Inc.
Address:     101 Park Avenue, 23rd Floor
             New York, NY 10178

Form  13F  File  Number:  028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      Paul P. Tanico and Ellen H. Adams
Title:     Principals
Phone:     212-251-3300

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Tanico          New York, NY             8/12/11
------------------          ------------          ------------
     [Signature]            [City, State]              [Date]

/s/ Ellen H. Adams          New York, NY             8/12/11
------------------          ------------          ------------
     [Signature]            [City, State]              [Date]


Report  Type  (Check  only  one.):

[X]     13F  HOLDINGS  REPORT.  (Check  here  if  all holdings of this reporting manager  are  reported  in  this  report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[  ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:           0
Form  13F  Information  Table  Entry  Total:     51
Form 13F Information Table Value Total:          956,605
                                                 (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               TITLE OF             VALUE          SHRS/  SH/ PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP   (x$1000)       PRN AMT PRN CALL DISCRETION MANAGERS        SOLE    SHARED  NONE
------------------------------------------------------------   ---------------------------------------     ---------- ------  ----
ALTERA CORP                      COM     021441100  21,805        470,446   SH        SOLE       N/A        470,446
AMAZON COM INC                   COM     023135106  15,467         75,639   SH        SOLE       N/A         75,639
ANADARKO PETE CORP               COM     032511107  18,709        243,732   SH        SOLE       N/A        243,732
APPLE INC                        COM     037833100  20,953         62,420   SH        SOLE       N/A         62,420
AUTOLIV INC                      COM     052800109  14,358        183,027   SH        SOLE       N/A        183,027
AVIS BUDGET GROUP                COM     053774105  13,445        786,696   SH        SOLE       N/A        786,696
BAKER HUGHES INC                 COM     057224107  21,622        297,990   SH        SOLE       N/A        297,990
BOEING CO                        COM     097023105  20,699        279,975   SH        SOLE       N/A        279,975
CALIX INC                        COM     13100M509  13,543        650,479   SH        SOLE       N/A        650,479
CBS CORP NEW                     CL B    124857202  48,003      1,684,920   SH        SOLE       N/A      1,684,920
CHEMTURA CORP                  COM NEW   163893209   8,897        488,829   SH        SOLE       N/A        488,829
CHILDRENS PL RETAIL STORES I     COM     168905107   8,319        186,997   SH        SOLE       N/A        186,997
CIENA CORP                     COM NEW   171779309  12,446        677,170   SH        SOLE       N/A        677,170
CLIFFS NATURAL RESOURCES INC     COM     18683K101   7,566         81,839   SH        SOLE       N/A         81,839
COMMERCIAL METALS CO             COM     201723103   9,704        676,250   SH        SOLE       N/A        676,250
CYTEC INDS INC                   COM     232820100  38,022        664,845   SH        SOLE       N/A        664,845
DANA HLDG CORP                   COM     235825205  35,310      1,929,497   SH        SOLE       N/A      1,929,497
DISNEY WALT CO                COM DISNEY 254687106   6,943        177,839   SH        SOLE       N/A        177,839
EDWARDS LIFESCIENCES CORP        COM     28176E108  22,654        259,857   SH        SOLE       N/A        259,857
FINISAR CORP                   COM NEW   31787A507  12,760        707,731   SH        SOLE       N/A        707,731
FOSSIL INC                       COM     349882100   8,167         69,374   SH        SOLE       N/A         69,374
GAYLORD ENTMT CO NEW             COM     367905106   3,372        112,398   SH        SOLE       N/A        112,398
GOODYEAR TIRE & RUBR CO          COM     382550101  22,761      1,357,270   SH        SOLE       N/A      1,357,270
HALLIBURTON CO                   COM     406216101  23,643        463,579   SH        SOLE       N/A        463,579
HERTZ GLOBAL HOLDINGS INC        COM     42805T105  31,794      2,002,120   SH        SOLE       N/A      2,002,120
HUMAN GENOME SCIENCES INC        COM     444903108  21,089        859,389   SH        SOLE       N/A        859,389
IMPERIAL HLDGS INC               COM     452834104   7,670        754,890   SH        SOLE       N/A        754,890
INCYTE CORP                      COM     45337C102  20,894      1,103,161   SH        SOLE       N/A      1,103,161
INTL PAPER CO                    COM     460146103  14,265        478,386   SH        SOLE       N/A        478,386
KINDRED HEALTHCARE INC           COM     494580103   5,071        236,194   SH        SOLE       N/A        236,194
KOSMOS ENERGY LTD                SHS     G5315B107   9,915        583,945   SH        SOLE       N/A        583,945
LAS VEGAS SANDS CORP             COM     517834107  29,055        688,348   SH        SOLE       N/A        688,348
LAZARD LTD                      SHS A    G54050102  17,998        485,131   SH        SOLE       N/A        485,131
LEAR CORP                      COM NEW   521865204  30,887        577,551   SH        SOLE       N/A        577,551
MARATHON OIL CORP                COM     565849106  49,371        937,188   SH        SOLE       N/A        937,188
MERITOR INC                      COM     59001K100  13,244        825,665   SH        SOLE       N/A        825,665
METLIFE INC                      COM     59156R108  30,124        686,673   SH        SOLE       N/A        686,673
MGM RESORTS INTERNATIONAL        COM     552953101  18,778      1,421,514   SH        SOLE       N/A      1,421,514
NATIONAL OILWELL VARCO INC       COM     637071101  12,585        160,916   SH        SOLE       N/A        160,916
ONYX PHARMACEUTICALS INC         COM     683399109  24,744        700,973   SH        SOLE       N/A        700,973
PFIZER INC                       COM     717081103   6,724        326,423   SH        SOLE       N/A        326,423
PRECISION CASTPARTS CORP         COM     740189105  11,614         70,536   SH        SOLE       N/A         70,536
QUALCOMM INC                     COM     747525103  17,142        301,841   SH        SOLE       N/A        301,841
SEAGATE TECHNOLOGY PLC           SHS     G7945M107  31,232      1,932,655   SH        SOLE       N/A      1,932,655
STARWOOD HOTELS&RESORTS WRLD     COM     85590A401  32,372        577,651   SH        SOLE       N/A        577,651
THORATEC CORP                  COM NEW   885175307  14,710        448,196   SH        SOLE       N/A        448,196
TRANSATLANTIC PETROLEUM LTD      SHS     G89982105   7,419      4,364,389   SH        SOLE       N/A      4,364,389
UNION PAC CORP                   COM     907818108  16,560        158,624   SH        SOLE       N/A        158,624
UNITED CONTL HLDGS INC           COM     910047109  20,010        884,215   SH        SOLE       N/A        884,215
UNITED PARCEL SERVICE INC        CL B    911312106  11,364        155,814   SH        SOLE       N/A        155,814
WEATHERFORD INTERNATIONAL LT   REG SHS   H27013103  20,803      1,109,510   SH        SOLE       N/A      1,109,510

                                  51               956,605